Asher Enterprises convertible notes payable (Details) (USD $)	Oct. 03, 2013	Sep. 04, 2013	Jul. 29, 2013
Asher Enterprises convertible notes payable
Company issued an unsecured convertible note to Asher Enterprises with a face value of amount	$ 32,500	$ 42,500	$ 53,000
Cash proceeds of unsecured convertible note to Asher Enterprises	30,000	40,000	50,000
Legal fees of unsecured convertible note to Asher Enterprises	2,500	2,500	3,000
Interest at the rate of per annum on Asher Enterprises convertible notes payable	8.00%	8.00%	8.00%
The holder may only convert the note following the expiration of days from the date of issuance	180	180	180
The prepayment penalty will amount to the percent of the balance outstanding on Asher Enterprises convertible notes payable minimum	112.00%	112.00%	112.00%
The prepayment penalty will amount to the percent of the balance outstanding on Asher Enterprises convertible notes payable maximum	135.00%	135.00%	135.00%
Unsecured promissory note issued to Asher Enterprises was repaid for	$ 45,086	$ 58,884	$ 73,687